Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2023 up through October 31, 2023, the date the Company issued these unaudited interim condensed consolidated financial statements.

On July 24, 2023, the Company entered into a securities purchase agreement (the “Agreement 1”) with certain accredited investors (the “Purchasers 1”), pursuant to which the Company agreed to sell to the Purchasers 1 an aggregate of 88,105,727 ordinary shares. The net proceeds from the transactions were $30,000,000, after deducting certain fees due to the placement agent and the Company’s transaction expenses, and will be used for working capital and general corporate purposes.

On August 3, 2023, the Company entered into a securities purchase agreement (the “Agreement 2”) with certain purchasers listed on the signature pages thereto (the “Purchasers 2”), in connection with the offer and sale (the “Offering”) of an aggregate of 44,117,648 ordinary shares of the Company. The net proceeds from the transactions were $15,000,000, after deducting certain fees due to the placement agent and the Company’s transaction expenses, and will be used for working capital and general corporate purposes.

On August 11, 2023, the Company entered into an equity transfer agreement (the “Agreement 3”) with CRservices Limited (the “Buyer”). Pursuant to the Agreement 3, the Company agreed to sell all the equity interest in Infobird HK (the “Subsidiary”), the wholly-owned subsidiary of the Company, to the Buyer for a total price of HK$10,000 (the “Disposition”). The Board of Directors approved the transaction contemplated by the Agreement 3. The Disposition closed on August 11, 2023, and represented the Company ceased to have any business operation in mainland China.

On Octorber 4, 2023, the Company issued $2,220,000 convertible note to a certain purchaser (the “Purchaser 4”). The net proceeds from the transactions were $2,220,000, which was received in advance, and accounted in advance from investor as of June 30, 2023. On the same day, all of the issued convertible note was converted into common shares.